Other assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	May 11, 2018	Aug. 28, 2017	Apr. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Favorable drilling and management service contracts to be amortized	$ 186,000,000
Taxes receivable	50,000,000
Derivative asset - Interest rate cap (1)	39,000,000				$ 68,000,000
Prepaid Expenses	32,000,000
Deferred mobilization cost	15,000,000
Reimbursable amounts due from customers	10,000,000
Deferred Consideration (2)	0
Income tax effects of intercompany sales or transfers of assets (3)	0
Other assets	26,000,000
Total other assets	358,000,000
Monthly repayment amount of non-contingent deferred consideration						$ 5,000,000
Tender Rig Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-contingent deferred consideration							$ 145,000,000
Payments received from loans granted to related parties				$ 10,000,000
Proceeds from interest received				25,000,000
LIBOR | Tender Rig Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loan receivable basis spread on variable rate (as percent)							5.00%
Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Favorable drilling and management service contracts to be amortized			$ 0
Taxes receivable			24,000,000
Derivative asset - Interest rate cap (1)			0
Prepaid Expenses			87,000,000
Deferred mobilization cost			20,000,000
Reimbursable amounts due from customers			15,000,000
Deferred Consideration (2)			80,000,000
Income tax effects of intercompany sales or transfers of assets (3)			84,000,000
Other assets			28,000,000
Total other assets			338,000,000
(Loss)/gain recognized relating to derivative financial instruments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss/(gain) on derivative financial instruments	(31,000,000)
(Loss)/gain recognized relating to derivative financial instruments | Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss/(gain) on derivative financial instruments		$ (4,000,000)	11,000,000	(74,000,000)
Interest rate cap | (Loss)/gain recognized relating to derivative financial instruments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss/(gain) on derivative financial instruments	$ (22,000,000)
Interest rate cap | (Loss)/gain recognized relating to derivative financial instruments | Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss/(gain) on derivative financial instruments		$ (6,000,000)	$ 0	$ 0